                         DELAWARE GROUP EQUITY FUNDS III

                           Delaware Focused Value Fund
                        (formerly Delaware Research Fund)
                          Delaware Focused Growth Fund
                            Delaware Health Care Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                     Class A, Class B and Class C Prospectus
                              dated August 27, 2002


The Board of Trustees has approved the following changes in sales charges for all Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in these Prospectuses to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Focused Value Fund only:

The following information, which reflects the new sales charges described above, replaces the fee tables on page 5 of the Prospectus under "Profile: Delaware Focused Value Fund (formerly Delaware Research Fund)":


What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from   CLASS                                                      A            B           C
your investments when you buy or sell
shares of the Fund.
------------------------------------------------------------------------------------------------------------------------------------
                                            Maximum sales charge (load) imposed on purchases       5.75%         none        none
                                            as a percentage of offering price
------------------------------------------------------------------------------------------------------------------------------------
                                            Maximum contingent deferred sales charge (load)         none(1)     4.00%(2)    1.00%(3)
                                            as a percentage of original purchase price or
                                            redemption price, whichever is lower
------------------------------------------------------------------------------------------------------------------------------------
                                            Maximum sales charge (load) imposed on reinvested       none         none        none
                                            dividends
------------------------------------------------------------------------------------------------------------------------------------
                                            Redemption fees                                         none         none        none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are          Management fees                                        1.00%        1.00%       1.00%
deducted from the Fund's assets.
------------------------------------------------------------------------------------------------------------------------------------
                                            Distribution and service (12b-1) fees(4)               0.30%        1.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
                                            Other expenses                                         0.18%        0.18%       0.18%
------------------------------------------------------------------------------------------------------------------------------------
                                            Total operating expenses(5)                            1.48%        2.18%       2.18%
------------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
 This example is intended to help you       CLASS(7)            A          B                 B           C                  C
 compare the cost of investing in the                                             (if redeemed)                  (if redeemed)
 Fund to the cost of investing in other
 mutual funds with similar investment
 objectives. We show the cumulative
 amount of Fund expenses on a
 hypothetical investment of $10,000
 with an annual 5% return over the
 time shown.(6) This is an example only,
 and does not represent future expenses,
 which may be greater or less than those
 shown here.
-------------------------------------------------------------------------------------------------------------------------------
                                            1 year            $717       $221              $621        $221               $321
-------------------------------------------------------------------------------------------------------------------------------
                                            3 years         $1,016       $682              $957        $682               $682
-------------------------------------------------------------------------------------------------------------------------------
                                            5 years         $1,336     $1,170            $1,395      $1,170             $1,170
-------------------------------------------------------------------------------------------------------------------------------
                                            10 years        $2,242     $2,336            $2,336      $2,513             $2,513
-------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge. 4 Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2003.
(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.00% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Focused Growth Fund only:

The following information, which reflects the new sales charges described above, replaces the fee tables on page 8 of the Prospectus under "Profile: Delaware Focused Growth Fund":


What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                        A           B           C
from your investments when you buy or
sell shares of the Fund.
------------------------------------------------------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on purchases         5.75%        none        none
                                           as a percentage of offering price
------------------------------------------------------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load)          none(1)     4.00%(2)    1.00%(3)
                                           as a percentage of original purchase price or
                                           redemption price, whichever is lower
------------------------------------------------------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested         none        none        none
                                           dividends
------------------------------------------------------------------------------------------------------------------------------------
                                           Redemption fees                                           none        none        none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         Management fees                                          0.65%       0.65%       0.65%
deducted from the Fund's assets.
------------------------------------------------------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees(4)                 0.30%       1.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
                                           Other expenses                                           0.46%       0.46%       0.46%
------------------------------------------------------------------------------------------------------------------------------------
                                           Total operating expenses(5)                              1.41%       2.11%       2.11%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 This example is intended to help you      CLASS(7)                 A          B                 B          C                  C
 compare the cost of investing in the                                                 (if redeemed)                 (if redeemed)
 Fund to the cost of investing in other
 mutual funds with similar investment
 objectives. We show the cumulative
 amount of Fund expenses on a hypothetical
 investment of $10,000 with an annual 5%
 return over the time shown.(6) This is an
 example only, and does not represent
 future expenses, which may be greater or
 less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------
                                           1 year                 $710       $214              $614       $214               $314
------------------------------------------------------------------------------------------------------------------------------------
                                           3 years                $996       $661              $936       $661               $661
------------------------------------------------------------------------------------------------------------------------------------
                                           5 years              $1,302     $1,134            $1,359     $1,134             $1,134
------------------------------------------------------------------------------------------------------------------------------------
                                           10 years             $2,169     $2,263            $2,263     $2,441             $2,441
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge. 4 The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2003.
(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Health Care Fund only:

The following information, which reflects the new sales charges described above, replaces the fee tables on pages 4 and 5 of the Prospectus under "Profile:
Delaware Health Care Fund":


What are the Fund's fees and expenses?

-----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                        A           B           C
from your investments when you buy or
sell shares of the Fund.
-----------------------------------------------------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on purchases         5.75%        none        none
                                           as a percentage of offering price
-----------------------------------------------------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load)           none(1)    4.00%(2)    1.00%(3)
                                           as a percentage of original purchase price or
                                           redemption price, whichever is lower
-----------------------------------------------------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested         none        none        none
                                           dividends
-----------------------------------------------------------------------------------------------------------------------------------
                                           Redemption fees                                           none        none        none
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         Management fees                                          0.75%       0.75%       0.75%
deducted from the Fund's assets.
-----------------------------------------------------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees(4)                 0.30%       1.00%       1.00%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Other expenses                                           1.10%       1.10%       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total operating expenses5                                2.15%       2.85%       2.85%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 This example is intended to help you      CLASS(7)                  A          B                 B          C                  C
 compare the cost of investing in the                                                 (if redeemed)                 (if redeemed)
 Fund to the cost of investing in other
 mutual funds with similar investment
 objectives. We show the cumulative
 amount of Fund expenses on a hypothetical
 investment of $10,000 with an annual 5%
 return over the time shown.(6) This is an
 example only, and does not represent
 future expenses, which may be greater or
 less than those shown here.
-----------------------------------------------------------------------------------------------------------------------------------
                                           1 year                 $781       $288              $688       $288               $388
-----------------------------------------------------------------------------------------------------------------------------------
                                           3 years              $1,209       $883            $1,158       $683               $883
-----------------------------------------------------------------------------------------------------------------------------------
                                           5 years              $1,663     $1,504            $1,729     $1,504             $1,504
-----------------------------------------------------------------------------------------------------------------------------------
                                          10 years              $2,915     $3,010            $3,010     $3,176             $3,176
-----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge. 4 The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2003.
(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.

       -------------------------------------------------------------------------------------------------------
            Fund operating expenses including voluntary expense caps in effect through February 28, 2003
       -------------------------------------------------------------------------------------------------------
       CLASS                                                            A                 B                 C
       -------------------------------------------------------------------------------------------------------
       Management fees                                               none              none              none
       -------------------------------------------------------------------------------------------------------
       Distribution and service (12b-1) fees                         none              none              none
       -------------------------------------------------------------------------------------------------------
       Other expenses                                               0.75%             0.75%             0.75%
       -------------------------------------------------------------------------------------------------------
       Total operating expenses                                     0.75%             0.75%             0.75%
       -------------------------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.


Delaware Focused Value Fund, Delaware Focused Growth Fund and Delaware Health Care Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share class - Class B" on pages 16 and 17 of the Delaware Focused Value Fund and Delaware Focused Growth Fund Prospectus and pages 11 and 12 of the Delaware Health Care Fund Prospectus:

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.





This Supplement is dated September 16, 2002.